SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Fair Value of the Company's Financial Assets and Liabilities [Table Text Block]
	Level 1		Level 2		Level 3	Level 4

Liabilities		-		-	-	-
Derivative liability	$		$		$1,256,159	$1,256,159